Leases	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
Leases

NOTE 17 – LEASES

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2018, is as follows:

Amount
2019	$ 95,815
2020	82,025
2021	80,837
2022	70,894
2023 and thereafter	248,448

Total	$578,019